TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	2024	2025
Trade receivables	18,257	18,178
Allowance for expected credit losses	(6,064)	(6,955)
Net	12,193	11,223
Other receivables	867	428
Allowance for expected credit losses	(231)	(241)
Net	636	187
Total trade and other receivables	12,829	11,410

Schedule of trade receivables by debtor

(i)   Related parties

	2024	2025
State-owned enterprises	1,935	1,702
PT Indosat Tbk. ("Indosat")	738	387
Government agencies	732	688
PT Indonusa Telemedia ("Indonusa")	386	906
Others (each below Rp100 billion)	409	134
Total	4,200	3,817
Allowance for expected credit losses	(1,195)	(1,187)
Net	3,005	2,630

(ii)  Third parties

	2024	2025
Individual and business subscribers	12,881	13,070
Overseas international carriers	1,176	1,291
Total	14,057	14,361
Allowance for expected credit losses	(4,869)	(5,768)
Net	9,188	8,593

Schedule of trade receivables by age

	2024			2025
		Allowance for	Expected		Allowance for	Expected
		expected credit	credit		expected credit	credit
	Gross	losses	loss rate	Gross	losses	loss rate
Not past due	7,319	417	5.7%	6,687	263	3.9%
Past due up to 3 months	3,602	329	9.1%	3,155	414	13.1%
Past due more than 3 to 6 months	1,305	285	21.8%	1,573	454	28.9%
Past due more than 6 months	6,031	5,033	83.5%	6,763	5,824	86.1%
Total	18,257	6,064		18,178	6,955

Schedule of trade receivable by currency

	2024	2025
Rupiah	15,775	15,554
U.S. Dollar	2,180	2,423
Singapore Dollar	273	156
Others	29	45
Total	18,257	18,178
Allowance for expected credit losses	(6,064)	(6,955)
Net	12,193	11,223

Schedule of movements in allowance for expected credit losses

	2024	2025
Beginning balance	5,561	6,064
Allowance for expected credit losses	904	1,465
Receivables written-off	(401)	(574)
Ending balance	6,064	6,955